Nuveen AMT-Free Municipal Credit Income
Fund
Portfolio of Investments July 31, 2024
(Unaudited)
NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 164.1%  (99.5% of Total Investments)
X –
MUNICIPAL BONDS - 162 .5% ( 98 .5 % of Total Investments) X 4,803,096,593
ALABAMA - 2.3% (1.4% of Total Investments)
Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024B
:
$ 3,830 4.700%, 10/01/49 4/33 at 100.00 $ 3,867,414
1,460 4.800%, 10/01/54 4/33 at 100.00 1,479,935
2,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024C, 4.625%, 10/01/49, (WI/DD)
4/33 at 100.00 2,009,048
3,645 (c) Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45
9/25 at 100.00 3,671,705
1,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/43
7/28 at 100.00 984,322
7,500 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Prepay Morgan Stanley Series 2022C-1, 5.250%, 2/01/53, (Mandatory Put
6/01/29)
3/29 at 100.15 7,970,345
2,285 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.250%, 10/01/49
10/33 at 100.00 2,469,426
30,730 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series
2016A, 5.000%, 9/01/46
No Opt. Call 33,723,551
8,100 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 6,094,359
The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A
:
1,000 5.250%, 8/01/30 8/26 at 100.00 967,673
1,300 5.500%, 8/01/35 8/26 at 100.00 1,250,872
4,220 (c) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 4,272,670
TOTAL ALABAMA 68,761,320
ALASKA - 0.5% (0.3% of Total Investments)
2,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2024A-II, 4.700%, 12/01/49
6/33 at 100.00 2,008,141
Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1
:
1,780 4.000%, 6/01/39 6/31 at 100.00 1,770,069
2,490 4.000%, 6/01/41 6/31 at 100.00 2,433,155
8,100 4.000%, 6/01/50 6/31 at 100.00 7,392,249
685 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-1 Class 2, 4.000%, 6/01/50
6/31 at 100.00 691,093
9,055 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 1,199,895
TOTAL ALASKA 15,494,602
ARIZONA - 2.3% (1.4% of Total Investments)
5,000 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2024A, 5.000%, 7/01/50
7/34 at 100.00 5,519,413
1,475 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/47
7/27 at 100.00 1,472,928

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 6,290 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54
7/29 at 100.00 $ 6,193,730
3,260 (c) Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39
6/28 at 100.00 3,427,089
2,105 Arizona Industrial Development Authority, Single Family Mortgage
Revenue Bonds, Series 2024A, 4.700%, 10/01/51
4/33 at 100.00 2,130,935
3,142 (c),(d) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41
7/27 at 100.00 2,419,491
880 Maricopa County and Phoenix City Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024C, 4.750%,
9/01/49
3/33 at 100.00 887,364
1,350 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/56
7/31 at 100.00 1,175,205
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B
:
1,730 (c) 5.000%, 7/01/49 7/29 at 100.00 1,761,582
1,975 (c) 5.000%, 7/01/54 7/29 at 100.00 2,002,716
800 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/47
7/26 at 100.00 802,483
Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B
:
6,000 5.500%, 7/01/37 - FGIC Insured No Opt. Call 7,418,969
8,755 5.500%, 7/01/39 - FGIC Insured No Opt. Call 10,905,002
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A
:
620 (c) 5.000%, 7/01/35 7/25 at 100.00 624,004
1,025 (c) 5.000%, 7/01/46 7/25 at 100.00 1,025,311
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016
:
1,130 5.250%, 7/01/36 7/26 at 100.00 1,141,162
1,850 5.375%, 7/01/46 7/26 at 100.00 1,855,894
2,135 5.500%, 7/01/51 7/26 at 100.00 2,142,766
2,920 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51
7/26 at 103.00 2,950,030
3,050 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50
2/28 at 100.00 3,154,230
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
6,120 5.000%, 12/01/32 No Opt. Call 6,607,029
2,365 5.000%, 12/01/37 No Opt. Call 2,612,249
TOTAL ARIZONA 68,229,582
ARKANSAS - 0.8% (0.5% of Total Investments)
2,750 (c) Arkansas Development Finance Authority, Charter School Revenue Bonds,
Academy of Math and Science - Little Rock Project Series 2024A, 7.000%,
7/01/59
7/31 at 103.00 2,669,594
Arkansas Development Finance Authority, Single Family Mortgage
Revenue Bonds, Mortgage-Backed Securities Program, Series 2024A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARKANSAS (continued)
$ 1,000 4.600%, 7/01/49 7/33 at 100.00 $ 1,002,158
1,000 4.650%, 1/01/54 7/33 at 100.00 996,695
Arkansas Development Finance Authority, Tobacco Settlement Revenue
Bonds, Arkansas Cancer Research Center Project, Series 2006
:
2,635 0.000%, 7/01/36 - AMBAC Insured No Opt. Call 1,606,654
20,480 0.000%, 7/01/46 - AMBAC Insured No Opt. Call 7,244,251
1,895 Little Rock School District, Pulaski County, Arkansas, General Obligation
Bonds, Construction Series 2024B, 4.125%, 2/01/52
8/29 at 100.00 1,845,993
7,285 Springdale, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Improvement Series 2023B, 4.125%, 8/01/50 - BAM Insured
2/30 at 100.00 7,101,568
TOTAL ARKANSAS 22,466,913
CALIFORNIA - 11.4% (6.9% of Total Investments)
6,135 Alhambra Unified School District, Los Angeles County, California, General
Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/30 -
AGC Insured
No Opt. Call 5,083,242
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C
:
6,820 (e) 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call 4,721,080
5,795 0.000%, 9/01/35 - AGM Insured No Opt. Call 3,906,906
4,100 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 4,071,296
3,875 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Election 2016 Series 2022C, 2.500%, 11/01/46 - BAM
Insured
11/31 at 100.00 2,784,733
1,650 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 1,769,400
2,325 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1,
3.000%, 8/01/56
8/31 at 100.00 1,736,733
2,000 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1, 3.000%,
2/01/57
8/32 at 100.00 1,441,691
190 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 194,228
50,460 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 9,796,693
1,500 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Senior Series
2020A, 4.000%, 6/01/49
12/30 at 100.00 1,405,523
12,940 (f) California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2019V-1, 5.000%, 5/01/49, (UB)
No Opt. Call 15,674,140
5,000 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2019V-1, 5.000%, 5/01/49
No Opt. Call 6,056,469
10,000 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2021V-2, 5.000%, 4/01/51
No Opt. Call 12,122,451
8,300 (f) California Educational Facilities Authority, Revenue Bonds,Stanford
University, Refunding Series 2014U-6, 5.000%, 5/01/45, (UB)
No Opt. Call 10,150,259
1,000 California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54
8/25 at 100.00 1,013,559

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A
:
$ 3,065 (c) 5.000%, 7/01/31 7/26 at 100.00 $ 3,125,448
1,000 (c) 5.000%, 7/01/36 7/26 at 100.00 1,015,102
555 (c) 5.000%, 7/01/41 7/26 at 100.00 559,209
195 (c) 5.000%, 7/01/46 7/26 at 100.00 195,910
California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
:
260 5.000%, 6/01/36 6/26 at 100.00 263,243
435 5.000%, 6/01/46 6/26 at 100.00 435,941
3,000 (c) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 3,075,708
5,425 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 11/21/45
1/29 at 100.00 5,615,801
2,050 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 2,059,349
735 (c) California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%, 6/01/46
6/26 at 100.00 666,879
715 (c) California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/36
6/25 at 100.00 718,663
570 (c) California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2017A, 5.125%, 6/01/47
6/26 at 100.00 571,787
80 California State, General Obligation Bonds, Series 2002, 5.000%,
10/01/32 - NPFG Insured
9/24 at 100.00 80,105
5 California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31
- AMBAC Insured
9/24 at 100.00 5,007
5,915 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 5,933,304
63,130 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 63,854,625
7,130 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58
6/28 at 100.00 7,363,743
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
7 (d),(g) 5.750%, 7/01/30 1/22 at 100.00 7,568
22 (d),(g) 5.750%, 7/01/35 1/22 at 100.00 21,840
5,000 (e) Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured, (ETM)
No Opt. Call 4,849,533
5,330 (c) CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56
8/31 at 100.00 3,762,558
4,000 (c) CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56
12/31 at 100.00 2,928,285
3,410 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33
- AGM Insured
No Opt. Call 2,497,910
14,375 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006 Refunding
Series 2009C, 0.000%, 8/01/39 - AGM Insured
No Opt. Call 7,623,121

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 2,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%,
5/01/47
5/32 at 100.00 $ 1,704,481
5,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%,
5/01/57
5/32 at 100.00 3,584,377
5,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-2,
4.000%, 6/01/58
6/31 at 100.00 3,962,517
4,720 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46
10/31 at 100.00 3,926,185
15,985 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-
1, 3.125%, 7/01/56
7/32 at 100.00 11,170,670
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%,
12/01/56
12/31 at 100.00 3,640,264
2,475 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58
4/32 at 100.00 1,769,318
12,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 9,820,774
El Rancho Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2010 Series 2011A
:
2,615 6.900%, 8/01/31 - AGM Insured 8/28 at 100.00 3,002,410
3,600 7.050%, 8/01/34 - AGM Insured 8/28 at 100.00 4,149,695
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A
:
3,960 0.000%, 1/15/34 - AGM Insured No Opt. Call 2,830,168
5,000 0.000%, 1/15/35 - AGM Insured No Opt. Call 3,446,806
910 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 6.850%, 1/15/42
1/31 at 100.00 1,090,125
4,595 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.500%,
1/15/53
7/29 at 100.00 3,950,095
7,860 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 906,667
1,825 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 1,899,391
Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006
:
5,600 0.000%, 11/01/24 - AGM Insured No Opt. Call 5,557,361
5,795 0.000%, 11/01/25 - AGM Insured No Opt. Call 5,577,620
1,050 Lincoln Public Financing Authority, Placer County, California, Twelve
Bridges Limited Obligation Revenue Bonds, Refunding Series 2011A,
4.375%, 9/02/25 - AGM Insured
9/24 at 100.00 1,051,237
7,575 (h) Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43
8/35 at 100.00 7,518,450

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 3,310 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call $ 4,234,978
Oceanside Unified School District, San Diego County, California, General
Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A
:
3,960 0.000%, 8/01/26 - AGC Insured No Opt. Call 3,714,830
605 (e) 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call 569,895
540 (e) 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call 508,667
530 (e) 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call 499,247
270 (e) 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call 254,334
1,715 0.000%, 8/01/28 - AGC Insured No Opt. Call 1,503,605
225 (e) 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call 199,846
170 (e) 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call 150,995
110 (e) 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call 97,703
3,905 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 4.250%, 8/15/38
8/25 at 100.00 3,912,560
Palo Alto, California, Certificates of Participation, Public Safety Building,
Series 2021
:
2,560 2.000%, 11/01/42 11/30 at 100.00 1,795,247
1,940 2.125%, 11/01/44 11/30 at 100.00 1,339,086
3,700 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/25 - NPFG
Insured
No Opt. Call 3,561,240
7,935 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 9,080,001
9,145 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%, 8/01/30
- AMBAC Insured
No Opt. Call 7,400,465
San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015
:
480 5.000%, 9/01/40 9/25 at 100.00 485,268
905 5.000%, 9/01/46 9/25 at 100.00 913,022
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
2,680 (e) 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 2,707,709
8,275 (e) 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 8,360,555
3,400 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006C, 0.000%, 9/01/30 - NPFG Insured
No Opt. Call 2,799,170
4,340 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/34 - AGM
Insured
No Opt. Call 3,027,795
605 (c) Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47
9/27 at 100.00 632,369
TOTAL CALIFORNIA 337,466,240
COLORADO - 9.1% (5.5% of Total Investments)
4,300 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 3,845,300
850 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/39
9/24 at 103.00 837,370
Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A
:
806 5.500%, 12/01/36 9/24 at 101.00 808,664
1,175 5.750%, 12/01/46 9/24 at 101.00 1,177,678

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 700 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/47
9/24 at 102.00 $ 688,722
3,410 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
9/24 at 102.00 3,420,725
1,690 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
9/24 at 102.00 1,693,814
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:
1,140 (c) 5.000%, 12/01/37 9/24 at 102.00 1,130,596
5,465 (c) 5.000%, 12/01/47 9/24 at 102.00 5,149,899
4,475 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 4,200,589
930 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 761,471
1,165 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series 2015A,
5.000%, 12/01/38
12/24 at 100.00 1,167,599
3,675 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Vanguard School Project, Refunding & Improvement
Series 2016, 3.750%, 6/15/47
6/26 at 100.00 3,158,078
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 1,381,124
Colorado Health Facilities Authority, Colorado, Health Facilities Revenue
Bonds, The Evangelical Lutheran Good Samaritan Society Project,
Refunding Series 2017
:
2,460 (e) 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 2,596,909
23,470 (e) 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 24,776,199
2,900 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 2,700,011
4,900 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/50
12/27 at 103.00 4,393,992
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A
:
1,410 (e) 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 1,432,237
2,000 (e) 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 2,031,541
5,870 (e) 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 5,962,574
6,920 (e) 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 7,029,133
2,035 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 2,052,672
13,610 Colorado Housing and Finance Authority, Multifamily Project Bonds, Class
I Series 2020B, 2.350%, 10/01/43
10/29 at 100.00 9,618,863
4,105 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
9/24 at 103.00 4,124,845
600 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 571,340

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,480 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A, 5.250%, 12/01/47
9/24 at 102.00 $ 1,480,104
1,255 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017B, 5.250%, 12/01/47
9/24 at 102.00 1,253,470
500 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 501,326
11,855 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 6,572,072
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A
:
2,125 (c) 5.250%, 12/01/39 9/24 at 103.00 2,146,633
425 (c) 5.250%, 12/01/39 9/24 at 103.00 429,327
11,700 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call 5,663,517
6,525 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/26 - NPFG Insured
No Opt. Call 6,079,083
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
17,030 0.000%, 9/01/25 - NPFG Insured No Opt. Call 16,423,589
10,005 0.000%, 9/01/32 - NPFG Insured No Opt. Call 7,420,939
43,090 0.000%, 9/01/33 - NPFG Insured No Opt. Call 30,641,351
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A
:
20,000 0.000%, 9/01/27 - NPFG Insured No Opt. Call 17,983,218
1,180 0.000%, 9/01/28 - NPFG Insured No Opt. Call 1,023,524
7,000 0.000%, 9/01/34 - NPFG Insured No Opt. Call 4,777,110
5,575 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 5,516,310
590 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 576,692
500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/39
12/24 at 103.00 491,530
Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015
:
1,005 (d) 5.750%, 12/15/46 9/24 at 100.00 901,071
5,355 (d) 6.000%, 12/15/50 9/24 at 100.00 4,871,731
860 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/35
12/25 at 100.00 862,712
5,155 North Range Metropolitan District 1, Adams County, Colorado, General
Obligation Bonds, Series 2016B, 3.500%, 12/01/45
12/25 at 100.00 4,336,406
North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A
:
978 5.625%, 12/01/37 9/24 at 102.00 980,648
1,000 5.750%, 12/01/47 9/24 at 102.00 1,002,977
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
3,380 5.000%, 12/01/39 12/24 at 103.00 3,284,385
6,900 5.000%, 12/01/49 12/24 at 103.00 6,372,598

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
Park 70 Metropolitan District, Aurora, Colorado, General Obligation
Bonds, Limited Tax Refunding & Improvement Series 2016
:
$ 660 5.000%, 12/01/36 12/26 at 100.00 $ 670,316
1,060 5.000%, 12/01/46 12/26 at 100.00 1,064,293
660 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 665,403
1,000 (c) Parkdale Community Authority, Erie County, Colorado, Limited Tax
Supported Convertible Capital Appreciation Revenue Bonds, District 2,
Series 2024A, 7.750%, 12/01/53
3/29 at 103.00 773,896
1,335 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41
3/26 at 103.00 1,236,786
4,000 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 2,389,975
2,760 (c) Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41
12/26 at 100.00 2,778,615
1,500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 1,348,082
Reata South Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
:
1,310 5.375%, 12/01/37 9/24 at 103.00 1,331,981
3,265 5.500%, 12/01/47 9/24 at 103.00 3,292,528
5,050 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 3.000%, 7/15/37
1/31 at 100.00 4,541,067
1,320 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 1,202,316
1,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.000%, 12/01/37
9/24 at 102.00 1,003,061
STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A
:
1,000 5.000%, 12/01/38 12/24 at 103.00 994,946
570 5.000%, 12/01/49 12/24 at 103.00 546,589
765 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior Series
2020A, 4.250%, 12/01/50
12/25 at 102.00 703,184
600 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Special Improvement Revenue Bonds, Special District 1, Series 2024,
5.625%, 12/01/43
6/29 at 103.00 622,597
2,765 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 2,602,027
450 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 440,058
500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 397,355
900 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/51
3/26 at 103.00 740,957

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 3,410 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2020, 5.000%, 12/01/50 - AGM Insured
12/29 at 100.00 $ 3,551,675
8,260 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 8,112,787
TOTAL COLORADO 269,314,762
CONNECTICUT - 4.5% (2.7% of Total Investments)
Bridgeport, Connecticut, General Obligation Bonds, Series 2014A
:
2,345 5.000%, 7/01/32 - AGM Insured 9/24 at 100.00 2,347,425
1,600 5.000%, 7/01/34 - AGM Insured 9/24 at 100.00 1,601,500
2,800 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 2,854,487
Bridgeport, Connecticut, General Obligation Bonds, Series 2017A
:
1,470 5.000%, 11/01/36 11/27 at 100.00 1,542,230
750 5.000%, 11/01/37 11/27 at 100.00 786,464
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
9/24 at 100.00 1,099,942
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series
2016A
:
590 (c) 5.000%, 9/01/46 9/26 at 100.00 547,541
2,540 (c) 5.000%, 9/01/53 9/26 at 100.00 2,275,566
3,000 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/54
10/24 at 104.00 2,378,278
1,915 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 1,928,898
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
1,770 4.000%, 7/01/41 7/29 at 100.00 1,720,592
2,000 4.000%, 7/01/49 7/29 at 100.00 1,873,774
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L
:
5,500 4.125%, 7/01/41 7/25 at 100.00 5,503,494
1,745 5.000%, 7/01/45 7/25 at 100.00 1,756,110
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M
:
500 5.000%, 7/01/34 7/26 at 100.00 510,865
1,250 5.000%, 7/01/36 7/26 at 100.00 1,270,475
5,145 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 5,219,474
4,025 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 3,750,868
2,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of New Haven, Series 2018K-1, 5.000%, 7/01/38
7/28 at 100.00 2,278,847
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2014E
:
2,610 5.000%, 7/01/32 9/24 at 100.00 2,616,522
2,740 5.000%, 7/01/33 9/24 at 100.00 2,746,847
900 5.000%, 7/01/34 9/24 at 100.00 902,249
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2023B
:
1,775 4.500%, 11/15/43 5/32 at 100.00 1,786,843
13,425 (f) 4.650%, 11/15/48, (UB) 5/32 at 100.00 13,502,053

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CONNECTICUT (continued)
$ 2,940 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2024A, 4.450%, 11/15/44
11/32 at 100.00 $ 2,940,513
480 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2024C-1, 4.700%, 5/15/50
5/33 at 100.00 483,225
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Sustainability Green Series 2024D-1
:
1,250 4.750%, 11/15/49 5/33 at 100.00 1,276,021
2,145 4.800%, 11/15/54 5/33 at 100.00 2,188,607
3,500 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 3,508,853
2,630 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 2,678,504
3,750 Connecticut State, General Obligation Bonds, Series 2017A, 5.000%,
4/15/35
4/27 at 100.00 3,907,306
Connecticut State, General Obligation Bonds, Series 2018A
:
2,315 5.000%, 4/15/37 4/28 at 100.00 2,451,098
5,000 5.000%, 4/15/38 4/28 at 100.00 5,285,290
1,035 Connecticut State, General Obligation Bonds, Series 2018E, 5.000%,
9/15/37
9/28 at 100.00 1,101,568
1,380 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 1,400,743
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A
:
5,300 5.000%, 9/01/33 9/26 at 100.00 5,450,827
1,075 5.000%, 9/01/34 9/26 at 100.00 1,105,018
3,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2014A, 5.000%, 9/01/33
9/24 at 100.00 3,502,490
55 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
9/24 at 100.00 55,039
225 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/32 - BAM Insured
9/24 at 100.00 225,263
2,315 (c) Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39
4/27 at 100.00 2,331,238
10,015 (e) Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/42,
(Pre-refunded 11/01/24)
11/24 at 100.00 10,062,203
2,285 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/36
7/28 at 100.00 2,436,330
1,550 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/35 - AGM Insured
8/26 at 100.00 1,594,541
New Haven, Connecticut, General Obligation Bonds, Series 2015
:
790 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 802,604
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 1,644,700
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 507,416
New Haven, Connecticut, General Obligation Bonds, Series 2017A
:
1,045 5.000%, 8/01/35 8/27 at 100.00 1,082,832
1,425 5.000%, 8/01/36 8/27 at 100.00 1,474,009
2,220 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-Second Series 2016B, 5.000%, 8/01/37
8/26 at 100.00 2,297,884

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CONNECTICUT (continued)
$ 500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
9/24 at 100.00 $ 500,526
1,285 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 1,093,516
1,005 Town of Hamden, Connecticut, General Obligation Bonds, Refunding
Series 2018A, 5.000%, 8/15/30 - BAM Insured
8/28 at 100.00 1,063,688
2,250 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 3/15/31
3/26 at 100.00 2,316,308
Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015
:
445 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 454,599
390 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 398,268
610 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 622,654
445 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 454,155
445 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 454,128
TOTAL CONNECTICUT 131,953,308
DELAWARE - 0.3% (0.1% of Total Investments)
Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024A
:
135 4.625%, 7/01/49 1/33 at 100.00 135,511
700 4.700%, 7/01/54 1/33 at 100.00 701,633
Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024B
:
1,455 4.650%, 7/01/49 7/33 at 100.00 1,463,419
1,020 4.750%, 7/01/54 7/33 at 100.00 1,026,873
Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds,
Collegiate Housing Foundation - Dover LLC Delaware State University
Project, Series 2018A
:
3,010 5.000%, 7/01/48 1/28 at 100.00 3,021,116
1,000 5.000%, 7/01/58 1/28 at 100.00 993,487
TOTAL DELAWARE 7,342,039
DISTRICT OF COLUMBIA - 3.5% (2.1% of Total Investments)
3,780 District of Columbia Student Dormitory Revenue Bonds, Provident Group
- Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45
8/24 at 100.00 3,760,199
182,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
9/24 at 26.17 40,651,593
2,620 District of Columbia, Income Tax Secured Revenue Bonds, Series 2023A,
5.250%, 5/01/48
5/33 at 100.00 2,922,670
1,500 District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A, 5.000%, 7/01/42
9/24 at 103.00 1,485,928
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A
:
2,780 4.000%, 10/01/52 - AGM Insured 10/31 at 100.00 2,635,913
17,595 2.750%, 10/01/53 - AGM Insured 10/31 at 100.00 11,984,032
22,015 3.000%, 10/01/53 - AGM Insured 10/31 at 100.00 16,466,377
11,000 (e) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 11,810,260

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
DISTRICT OF COLUMBIA (continued)
$ 10,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 $ 10,939,388
TOTAL DISTRICT OF COLUMBIA 102,656,360
FLORIDA - 4.0% (2.4% of Total Investments)
990 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 992,779
1,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/50
7/26 at 100.00 896,256
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018
:
1,290 (c) 6.100%, 8/15/38 8/28 at 100.00 1,366,399
1,045 (c) 6.200%, 8/15/48 8/28 at 100.00 1,089,548
1,290 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021, 4.000%, 8/15/51
8/28 at 100.00 1,045,708
Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A
:
1,065 (c) 5.375%, 7/01/37 7/27 at 100.00 1,085,498
1,470 (c) 5.500%, 7/01/47 7/27 at 100.00 1,488,855
Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2017A
:
6,050 (c) 5.125%, 6/15/37 6/27 at 100.00 6,085,705
1,885 (c) 5.250%, 6/15/47 6/27 at 100.00 1,852,852
880 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/37
10/27 at 100.00 890,582
735 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/49
10/27 at 100.00 730,775
4,670 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 4,706,566
540 Cityplace Community Development District, Florida, Special Assessement
and  Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26
No Opt. Call 548,204
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1
:
240 5.250%, 11/01/37 11/28 at 100.00 246,056
305 5.600%, 11/01/46 11/28 at 100.00 312,157
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015
:
280 5.250%, 5/01/35 5/26 at 100.00 283,378
315 5.300%, 5/01/36 5/26 at 100.00 319,014
475 5.500%, 5/01/45 5/26 at 100.00 479,338
655 5.500%, 5/01/46 5/26 at 100.00 660,604
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A
:
255 (c) 6.000%, 6/15/37 6/26 at 100.00 259,304
665 (c) 6.125%, 6/15/46 6/26 at 100.00 672,836
415 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.000%,
6/15/37
6/26 at 100.00 422,004
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
2,375 (c) 5.650%, 7/01/37 7/27 at 101.00 2,447,904
3,735 (c) 5.750%, 7/01/47 7/27 at 101.00 3,785,655

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A
:
$ 2,075 (c) 4.750%, 7/15/36 7/26 at 100.00 $ 2,074,953
1,335 (c) 5.000%, 7/15/46 7/26 at 100.00 1,296,851
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A
:
4,330 5.000%, 6/15/50 6/27 at 100.00 4,350,847
3,405 5.000%, 6/15/55 6/27 at 100.00 3,414,161
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
3,090 (c) 6.000%, 6/15/35 6/25 at 100.00 3,125,847
3,450 (c) 6.125%, 6/15/46 6/25 at 100.00 3,475,591
550 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%,
6/15/44
9/24 at 100.00 550,375
4,380 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.125%,
6/15/47
6/27 at 100.00 4,408,763
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A
:
1,485 (c) 6.250%, 6/15/36 6/26 at 100.00 1,524,354
4,350 (c) 6.375%, 6/15/46 6/26 at 100.00 4,431,969
5,490 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 2.150%, 7/01/51
1/30 at 100.00 3,476,787
1,435 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 1,439,919
2,215 (c) Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53
6/28 at 100.00 2,117,207
625 (c) Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.000%, 5/01/37
5/27 at 100.00 634,895
1,000 Manatee County, Florida, Public Utilities Revenue Bonds, Improvement
and Refunding Series 2023, 4.000%, 10/01/53
4/33 at 100.00 952,274
4,140 (e) Martin County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45,
(Pre-refunded 11/15/24)
11/24 at 100.00 4,159,583
Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017
:
1,080 (c) 5.875%, 7/01/37 7/27 at 100.00 1,099,146
1,920 (c) 6.000%, 7/01/47 7/27 at 100.00 1,942,865
4,710 Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds,
Series 2014, 5.000%, 10/01/43
10/24 at 100.00 4,718,311
5,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/39
9/24 at 100.00 5,003,349
2,630 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2024A, 4.125%, 10/01/50
4/34 at 100.00 2,631,306
4,785 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.350%,
8/01/35
8/26 at 100.00 4,878,267
5,070 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 4,777,023

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Series 2019A-1
:
$ 2,890 5.000%, 10/01/49 10/29 at 100.00 $ 2,986,823
3,345 4.000%, 10/01/54 10/29 at 100.00 3,079,904
2,000 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/47
11/32 at 100.00 2,035,535
825 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 828,915
2,470 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 4.000%, 7/01/48
7/28 at 100.00 2,352,687
220 (c) Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A, 4.000%, 6/15/51
6/31 at 100.00 185,082
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016
:
145 4.750%, 11/01/28 11/27 at 100.00 147,748
370 5.375%, 11/01/36 11/27 at 100.00 381,579
905 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.375%, 5/01/37
5/27 at 100.00 923,655
5,015 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 4,986,502
TOTAL FLORIDA 117,061,050
GEORGIA - 4.0% (2.4% of Total Investments)
1,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series 2023B-1,
5.000%, 7/01/53
7/33 at 100.00 1,085,587
4,000 Brookhaven Urban Redevelopment Agency, Georgia, Revenue Bonds,
Series 2023A, 4.000%, 7/01/48
7/33 at 100.00 4,008,186
17,085 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012,
2.750%, 1/01/52
5/31 at 100.00 11,671,213
5,775 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 5,501,684
11,280 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 10,746,147
11,100 (f) Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.125%,
4/01/48, (UB)
4/33 at 100.00 11,955,377
15,305 (e) Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 15,516,864
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2018A
:
2,680 3.950%, 12/01/43 6/27 at 100.00 2,609,126
4,085 4.000%, 12/01/48 6/27 at 100.00 3,917,611
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2023A
:
2,215 (f) 4.350%, 12/01/43, (UB) 6/32 at 100.00 2,232,550
3,000 (f) 4.550%, 12/01/48, (UB) 6/32 at 100.00 3,025,064
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2024A
:

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
GEORGIA (continued)
$ 5,000 4.600%, 12/01/49 6/33 at 100.00 $ 5,006,020
1,225 4.700%, 12/01/54 6/33 at 100.00 1,228,755
2,930 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 3,000,315
1,300 (c) Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.750%, 6/15/37
6/27 at 100.00 1,346,438
10,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27)
5/27 at 100.81 9,848,045
5,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 5,356,800
4,000 (c) Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47
11/27 at 100.00 3,809,555
10,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 10,018,537
6,390 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 6,448,024
TOTAL GEORGIA 118,331,898
GUAM - 0.3% (0.2% of Total Investments)
1,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 1,506,599
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024A
:
750 5.000%, 7/01/41 7/34 at 100.00 815,197
875 5.000%, 7/01/42 7/34 at 100.00 949,167
750 5.000%, 7/01/43 7/34 at 100.00 812,158
1,095 5.000%, 1/01/46 7/34 at 100.00 1,169,871
1,665 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 1,716,279
1,080 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 1,115,304
TOTAL GUAM 8,084,575
HAWAII - 0.0% (0.0% of Total Investments)
1,500 (c) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45
1/25 at 100.00 1,342,556
TOTAL HAWAII 1,342,556
IDAHO - 1.7% (1.1% of Total Investments)
Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project,
Series 2014
:
3,300 4.375%, 7/01/34 9/24 at 100.00 3,301,324
12,495 4.750%, 7/01/44 9/24 at 100.00 11,807,185
1,250 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 1,258,007
4,320 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series 2024A,
4.000%, 8/15/49
8/34 at 100.00 4,245,619
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A
:
500 (c) 5.000%, 7/01/40 7/25 at 100.00 460,722
1,415 (c) 5.250%, 7/01/55 7/25 at 100.00 1,255,656

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
IDAHO (continued)
$ 11,945 (f) Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2023C, 4.800%, 7/01/53, (UB)
1/33 at 100.00 $ 12,089,176
3,170 Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A, 4.600%, 1/01/49
1/33 at 100.00 3,178,622
12,055 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51
12/26 at 103.00 11,279,125
2,500 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53
3/29 at 103.00 2,632,564
TOTAL IDAHO 51,508,000
ILLINOIS - 22.5% (13.6% of Total Investments)
67,135 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 70,200,679
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017, 5.000%, 4/01/46
4/27 at 100.00 1,011,470
1,110 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 1,232,985
5,440 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
9/24 at 100.00 5,392,003
8,400 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42
12/27 at 100.00 9,075,732
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H
:
5,835 5.000%, 12/01/36 12/27 at 100.00 5,948,825
4,940 5.000%, 12/01/46 12/27 at 100.00 4,953,287
6,055 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 6,075,563
38,905 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 40,077,566
14,805 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 15,362,134
19,585 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 21,036,897
1,410 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/30 -
NPFG Insured
No Opt. Call 1,075,523
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
1,405 4.000%, 12/01/50 12/29 at 100.00 1,329,062
1,500 5.000%, 12/01/55 12/29 at 100.00 1,541,819
10,995 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 11,019,474
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022B
:
1,000 4.500%, 1/01/56 1/31 at 100.00 1,000,723
5,000 5.250%, 1/01/56 1/31 at 100.00 5,328,246
1,355 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/39
1/32 at 100.00 1,486,526
32,670 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/32 - FGIC Insured
No Opt. Call 24,315,428
17,605 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 18,284,396

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 2,605 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 $ 2,617,200
3,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2008C, 5.000%, 1/01/39
1/25 at 100.00 3,009,173
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of
Natural History, Series 2002.RMKT
:
2,500 4.450%, 11/01/36 11/25 at 102.00 2,546,901
3,400 5.500%, 11/01/36 9/24 at 100.00 3,406,819
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A
:
1,700 (c) 5.750%, 12/01/35 12/25 at 100.00 1,722,246
115 (c) 6.000%, 12/01/45 12/25 at 100.00 116,175
Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020
:
3,835 4.000%, 10/01/50 10/30 at 100.00 3,477,876
5,190 4.000%, 10/01/55 10/30 at 100.00 4,632,487
Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C
:
36,865 4.000%, 2/15/41 2/27 at 100.00 36,230,933
1,755 (e) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 1,788,754
80 (e) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 81,539
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
1,485 (e) 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 1,487,104
19,025 (e) 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 19,051,955
500 (c) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53
8/33 at 100.00 530,874
4,000 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 3,004,602
10,000 (f) Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47, (UB)
8/32 at 100.00 10,640,149
12,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 12,073,372
Illinois Finance Authority, Revenue Bonds, Rosalind Franklin University
Research Building Project, Series 2017C
:
1,000 5.000%, 8/01/42 8/27 at 100.00 1,015,629
1,000 5.000%, 8/01/46 8/27 at 100.00 1,010,215
1,000 5.000%, 8/01/47 8/27 at 100.00 1,009,243
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
560 5.000%, 8/15/35 8/25 at 100.00 565,767
5,140 5.000%, 8/15/44 8/25 at 100.00 5,164,764
10,000 (f) Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/52, (UB)
8/32 at 100.00 10,418,175
17,765 (e) Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A, 5.000%, 10/01/46, (Pre-refunded 10/01/25)
10/25 at 100.00 18,143,759
5,670 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, Series 2021C, 2.850%, 7/01/56
7/30 at 100.00 3,880,917
3,665 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
8/24 at 100.00 3,678,054
Illinois State, General Obligation Bonds, December Series 2017A
:
11,800 5.000%, 12/01/38 12/27 at 100.00 12,208,310

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 1,330 5.000%, 12/01/39 12/27 at 100.00 $ 1,374,745
Illinois State, General Obligation Bonds, February Series 2014
:
1,575 5.250%, 2/01/34 9/24 at 100.00 1,576,300
7,515 5.000%, 2/01/39 9/24 at 100.00 7,515,617
5,200 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/29
1/26 at 100.00 5,304,099
Illinois State, General Obligation Bonds, May Series 2014
:
510 5.000%, 5/01/36 9/24 at 100.00 510,167
1,915 5.000%, 5/01/39 9/24 at 100.00 1,915,166
4,460 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 4,890,166
1,495 Illinois State, General Obligation Bonds, May Series 2023B, 4.500%,
5/01/48
5/32 at 100.00 1,507,506
12,180 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/41
11/26 at 100.00 12,362,114
31,285 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 32,865,193
2,040 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call 2,150,778
5,000 Illinois State, General Obligation Bonds, November Series 2019B, 4.000%,
11/01/35
11/29 at 100.00 5,005,303
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/29
2/27 at 100.00 5,210,026
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Series 2024A
:
2,800 5.000%, 1/01/36 7/34 at 100.00 3,246,820
1,000 5.000%, 1/01/37 7/34 at 100.00 1,156,739
19,920 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 20,269,696
10,470 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 11,059,231
4,250 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Series
2023A, 5.250%, 1/01/45
7/33 at 100.00 4,735,405
540 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 543,554
8,805 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 8,216,853
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A
:
12,445 4.000%, 12/15/47 12/31 at 100.00 11,798,483
4,500 4.000%, 6/15/52 12/31 at 100.00 4,160,603
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
2,890 0.000%, 12/15/52 No Opt. Call 749,043
5,185 5.000%, 6/15/53 12/25 at 100.00 5,217,748
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1
:
25,000 0.000%, 6/15/44 - AGM Insured No Opt. Call 10,412,165
43,200 0.000%, 6/15/45 - AGM Insured No Opt. Call 17,057,762
10,000 0.000%, 6/15/46 - AGM Insured No Opt. Call 3,744,888

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 8,750 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 1994B, 0.000%, 6/15/28 -
NPFG Insured
No Opt. Call $ 7,615,840
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
18,085 0.000%, 12/15/24 - NPFG Insured No Opt. Call 17,849,109
20,045 0.000%, 12/15/35 - AGM Insured No Opt. Call 13,000,381
9,010 0.000%, 6/15/37 - NPFG Insured No Opt. Call 5,375,201
465 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 448,064
1,842 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM Insured
9/24 at 100.00 1,843,390
2,615 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2000A,
6.500%, 7/01/30 - NPFG Insured
No Opt. Call 2,972,613
4,000 Southwestern Illinois Development Authority, School Revenue Bonds,
Triad School District 2, Madison County, Illinois, Series 2006, 0.000%,
10/01/25 - NPFG Insured
No Opt. Call 3,824,144
12,125 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015, 5.000%, 3/01/40 - AGM Insured
3/25 at 100.00 12,178,554
6,415 Will County School District 122, New Lenox, Illinois, General Obligation
Bonds, Capital Appreciation School Series 2004D, 0.000%, 11/01/24 -
AGM Insured
No Opt. Call 6,355,701
TOTAL ILLINOIS 665,280,497
INDIANA - 2.9% (1.7% of Total Investments)
2,390 Carmel, Indiana, Waterworks Revenue Bonds, Refunding, Series 2024C,
4.250%, 5/01/53 - BAM Insured
5/32 at 100.00 2,317,989
5,290 Hamilton County Public Building Corporation, Indiana, Lease Rental
Revenue Bonds, Series 2024, 4.000%, 1/10/50
7/33 at 100.00 5,120,346
12,045 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/44
10/24 at 100.00 12,044,827
5,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53
10/33 at 100.00 5,354,068
17,970 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 18,024,467
10,000 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024B-1, 4.750%, 7/01/49
1/33 at 100.00 10,110,150
Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E
:
10,000 0.000%, 2/01/26 - AMBAC Insured No Opt. Call 9,483,744
20,000 0.000%, 2/01/28 - AMBAC Insured No Opt. Call 17,662,948
5,015 IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue
Bonds, Social Series 2023, 4.250%, 7/15/43
7/31 at 100.00 5,072,944
TOTAL INDIANA 85,191,483
IOWA - 1.4% (0.9% of Total Investments)
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
10,860 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 11,496,046
9,045 5.000%, 12/01/50 12/29 at 103.00 9,607,675
5,700 Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council
Bluffs, Inc. Project, Series 2018, 5.250%, 8/01/55
9/24 at 101.00 4,539,715

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
IOWA (continued)
$ 2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2024A, 4.750%, 7/01/49
7/33 at 100.00 $ 2,023,096
10,000 (f) Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Taxable Series 2023C, 4.850%, 7/01/43, (UB)
1/33 at 100.00 10,387,980
26,850 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 4,044,233
460 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 460,526
TOTAL IOWA 42,559,271
KANSAS - 0.4% (0.2% of Total Investments)
1,000 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 998,716
Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015
:
2,160 5.000%, 9/01/27 9/25 at 100.00 2,131,846
2,380 5.750%, 9/01/32 9/25 at 100.00 2,262,837
2,575 6.000%, 9/01/35 9/25 at 100.00 2,334,342
2,500 (c) Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39
3/29 at 103.00 2,576,093
TOTAL KANSAS 10,303,834
KENTUCKY - 2.2% (1.3% of Total Investments)
6,400 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.500%, 2/01/44
2/26 at 100.00 6,457,964
10,140 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 10,377,726
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A
:
4,345 5.000%, 7/01/37 7/25 at 100.00 4,371,589
15,620 5.000%, 1/01/45 7/25 at 100.00 15,644,534
1,190 Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds,
Series 2023A, 4.800%, 7/01/48
7/32 at 100.00 1,209,588
Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds,
Series 2024A
:
1,030 4.550%, 7/01/49 1/33 at 100.00 1,024,165
1,000 4.625%, 1/01/54 1/33 at 100.00 994,303
Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds,
Series 2024C
:
1,450 4.600%, 7/01/49 7/33 at 100.00 1,451,194
5,460 4.650%, 1/01/55 7/33 at 100.00 5,445,288
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C
:
4,360 6.750%, 7/01/43 7/31 at 100.00 5,097,046
8,510 6.875%, 7/01/46 7/31 at 100.00 9,967,633
2,855 Louisville and Jefferson County Metropolitan Government, Kentucky,
Hospital Revenue Bonds, UofL Health Project, Series 2022A, 5.000%,
5/15/52
5/32 at 100.00 2,941,678
TOTAL KENTUCKY 64,982,708

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LOUISIANA - 1.3% (0.8% of Total Investments)
$ 2,295 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
9/24 at 100.00 $ 2,296,256
Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2024A
:
1,130 4.550%, 12/01/49 6/33 at 100.00 1,124,470
1,065 4.650%, 12/01/54 6/33 at 100.00 1,063,828
12,840 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 12,071,202
Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 1998A
:
1,780 5.750%, 7/01/25 No Opt. Call 1,828,614
135 (e) 5.750%, 7/01/25, (ETM) No Opt. Call 138,327
8,435 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 5.250%, 10/01/46
10/33 at 100.00 8,943,495
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015
:
1,065 4.250%, 5/15/40 5/25 at 100.00 1,066,259
5,000 5.000%, 5/15/47 5/25 at 100.00 5,021,937
3,275 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40
6/30 at 100.00 3,617,900
TOTAL LOUISIANA 37,172,288
MAINE - 1.2% (0.7% of Total Investments)
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A
:
5,505 4.000%, 7/01/41 7/26 at 100.00 4,861,666
10,265 4.000%, 7/01/46 7/26 at 100.00 8,522,796
4,500 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.200%, 11/15/51
5/30 at 100.00 2,697,440
8,885 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.600%, 11/15/46
11/30 at 100.00 6,497,856
7,695 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.800%, 11/15/45
5/29 at 100.00 5,994,607
915 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 621,121
2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2023A, 4.600%, 11/15/48
5/32 at 100.00 1,998,492
1,560 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2023B-1, 4.750%, 11/15/43
5/33 at 100.00 1,602,791
1,335 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2024B, 4.650%, 11/15/49
5/33 at 100.00 1,343,323
1,505 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2024C, 4.750%, 11/15/49
11/33 at 100.00 1,522,923
TOTAL MAINE 35,663,015
MARYLAND - 1.9% (1.1% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
1,280 5.000%, 9/01/33 9/27 at 100.00 1,269,913
3,050 5.000%, 9/01/39 9/27 at 100.00 2,971,466
3,025 5.000%, 9/01/46 9/27 at 100.00 2,821,349

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MARYLAND (continued)
$ 1,000 (c) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.375%, 2/15/39
2/26 at 100.00 $ 975,781
Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C
:
6,600 2.450%, 9/01/41 9/30 at 100.00 4,964,157
12,000 2.550%, 9/01/44 9/30 at 100.00 8,935,284
7,975 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 7,040,763
13,315 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 13,539,463
4,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 4,052,041
Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016
:
2,000 (c) 4.750%, 7/01/36 1/26 at 100.00 2,009,694
2,300 (c) 5.000%, 7/01/46 1/26 at 100.00 2,304,620
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B
:
1,335 4.250%, 11/01/37 11/24 at 103.00 1,228,999
1,250 4.500%, 11/01/43 11/24 at 103.00 1,137,189
2,650 5.000%, 11/01/47 11/24 at 103.00 2,500,312
TOTAL MARYLAND 55,751,031
MASSACHUSETTS - 2.6% (1.6% of Total Investments)
Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A
:
2,245 5.250%, 7/01/34 9/24 at 100.00 2,131,197
6,195 5.500%, 7/01/44 9/24 at 100.00 5,814,876
Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017
:
8,200 (c) 4.125%, 10/01/42 8/24 at 104.00 7,771,889
3,000 (c) 5.000%, 10/01/57 8/24 at 104.00 3,012,864
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015
:
1,000 4.500%, 1/01/45 1/25 at 100.00 963,471
2,085 5.000%, 1/01/45 1/25 at 100.00 2,087,544
4,035 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 4.000%, 10/01/46
10/26 at 100.00 3,472,873
900 (c) Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46
7/30 at 100.00 866,160
6,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC Insured
No Opt. Call 7,366,012
7,405 (f) Massachusetts Health and Educational Facilities Authority, Revenue
Bonds, Massachusetts Institute of Technology, Series 2002K, 5.500%,
7/01/32, (UB)
No Opt. Call 8,822,166
370 Massachusetts Housing Finance Agency, Housing Bonds, Series 2013B,
4.500%, 6/01/56
8/24 at 100.00 365,272
2,785 Massachusetts Housing Finance Agency, Housing Bonds, Series 2014D,
3.875%, 12/01/39
8/24 at 100.00 2,720,650
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1
:
3,340 2.375%, 12/01/46 6/30 at 100.00 2,225,812
3,600 2.450%, 12/01/51 6/30 at 100.00 2,305,247

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MASSACHUSETTS (continued)
$ 8,310 2.550%, 12/01/56 6/30 at 100.00 $ 5,383,589
Massachusetts Housing Finance Agency, Multifamily Housing Bonds,
Green Sustainability Series 2024A1
:
250 4.700%, 12/01/49 6/33 at 100.00 252,281
1,500 4.800%, 12/01/54 6/33 at 100.00 1,533,921
4,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.300%, 12/01/44
6/30 at 100.00 3,134,884
3,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2023-227, 4.900%, 12/01/48
6/32 at 100.00 3,062,718
Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2024-234
:
1,720 4.700%, 12/01/49 6/33 at 100.00 1,728,240
135 4.750%, 12/01/54 6/33 at 100.00 135,899
3,345 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B, 2.000%, 4/01/50
4/31 at 100.00 2,048,438
4,190 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2024A, 5.000%, 1/01/49
1/34 at 100.00 4,581,229
5,190 Massachusetts State, General Obligation Bonds, Consolidated Series
2024B, 5.000%, 5/01/54
5/34 at 100.00 5,624,382
TOTAL MASSACHUSETTS 77,411,614
MICHIGAN - 2.9% (1.8% of Total Investments)
4,120 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call 4,405,205
1,565 (e) Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48, (Pre-refunded 9/25/24) - AGM Insured
9/24 at 100.00 1,569,246
8,890 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Refunding Series 2024A, 5.000%, 7/01/54
7/34 at 100.00 9,690,425
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015
:
4,495 (e) 4.000%, 11/15/35, (Pre-refunded 5/15/25) 5/25 at 100.00 4,521,922
2,410 (e) 4.000%, 11/15/36, (Pre-refunded 5/15/25) 5/25 at 100.00 2,424,434
Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI
:
3,595 5.000%, 12/01/45 6/26 at 100.00 3,632,662
145 (e) 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 150,290
2,705 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 2,830,219
1,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1,
4.000%, 6/01/49
12/30 at 100.00 917,615
5,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023B, 4.800%, 12/01/43
12/32 at 100.00 5,162,880
Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A
:
21,675 2.350%, 12/01/46 12/30 at 100.00 14,887,532
8,280 2.500%, 6/01/52 12/30 at 100.00 5,679,850
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 2.625%, 10/15/56
10/31 at 100.00 6,555,947

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN (continued)
$ 5,080 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2023II, 4.000%, 10/15/47
10/33 at 100.00 $ 4,956,532
11,795 Michigan State University, General Revenue Bonds, Series 2024A, 5.250%,
8/15/54
8/34 at 100.00 13,059,263
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D
:
3,550 5.000%, 12/01/40 12/25 at 100.00 3,593,523
2,730 5.000%, 12/01/45 12/25 at 100.00 2,753,926
TOTAL MICHIGAN 86,791,471
MINNESOTA - 1.9% (1.2% of Total Investments)
Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A
:
155 4.000%, 8/01/36 8/26 at 100.00 147,460
440 4.000%, 8/01/41 8/26 at 100.00 400,364
1,745 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/34
3/25 at 100.00 1,736,885
1,720 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 1,729,062
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
8,520 4.250%, 2/15/43 2/28 at 100.00 8,300,187
24,710 4.250%, 2/15/48 2/28 at 100.00 23,816,175
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A
:
340 5.250%, 6/01/42 6/32 at 100.00 328,518
215 5.500%, 6/01/57 6/32 at 100.00 204,055
1,400 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.500%, 7/01/52
7/32 at 100.00 1,382,223
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 4.250%, 1/01/52
1/32 at 100.00 1,000,221
2,225 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.700%, 7/01/44
7/29 at 100.00 1,741,783
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I
:
2,320 2.150%, 7/01/45 1/30 at 100.00 1,537,538
3,625 2.200%, 1/01/51 1/30 at 100.00 2,310,495
5,585 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.550%, 1/01/46
1/31 at 100.00 4,073,602
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A
:
405 5.000%, 4/01/36 4/26 at 100.00 377,776
605 5.000%, 4/01/46 4/26 at 100.00 512,667
1,395 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 4.000%, 7/01/35
7/25 at 100.00 1,386,590
60 Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, 2700 University at Westgate Station, Series
2015B, 4.250%, 4/01/25
9/24 at 100.00 59,864
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A
:
2,785 (e) 5.000%, 11/15/40, (Pre-refunded 11/15/25) 11/25 at 100.00 2,848,841
3,190 (e) 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 3,263,125
TOTAL MINNESOTA 57,157,431

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSISSIPPI - 0.8% (0.5% of Total Investments)
$ 3,900 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 $ 2,447,557
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.125%, 12/01/44
6/30 at 100.00 668,654
13,000 (f) Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2023C, 4.650%, 12/01/48, (UB)
6/32 at 100.00 13,031,570
3,290 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2024A, 4.550%, 12/01/49
12/32 at 100.00 3,284,799
Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2024C
:
590 4.800%, 12/01/49 6/33 at 100.00 601,017
2,500 4.850%, 12/01/54 6/33 at 100.00 2,534,593
TOTAL MISSISSIPPI 22,568,190
MISSOURI - 2.0% (1.2% of Total Investments)
800 Chesterfield Valley Transportation Development District, Missouri,
Transportation Sales Tax Revenue Bonds, Series 2015, 3.625%, 5/15/31
9/24 at 100.00 793,788
2,000 Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
4.375%, 12/01/58
12/33 at 100.00 1,985,315
Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016
:
400 (c) 5.000%, 4/01/36 4/26 at 100.00 389,207
1,520 (c) 5.000%, 4/01/46 4/26 at 100.00 1,390,451
15,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/28 - AMBAC
Insured
No Opt. Call 13,195,292
4,345 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A, 5.250%, 5/15/50
5/27 at 100.00 3,732,228
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A
:
1,575 (c) 5.750%, 6/01/35 6/25 at 100.00 1,495,096
1,055 (c) 6.000%, 6/01/46 6/25 at 100.00 996,719
5,205 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 5,017,948
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.000%, 12/01/52
12/33 at 100.00 1,069,726
3,415 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Home Ownership Loan Program Series 2024C,
4.650%, 11/01/49
5/33 at 100.00 3,436,269
1,255 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2023C,
4.950%, 11/01/48
5/32 at 100.00 1,285,172
3,470 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2023E,
5.150%, 11/01/53
11/32 at 100.00 3,607,730
Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2024A
:
1,605 4.600%, 11/01/49 5/33 at 100.00 1,609,462
270 4.700%, 11/01/54 5/33 at 100.00 270,822
405 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/24 at 100.00 405,353

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSOURI (continued)
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A
:
$ 1,650 5.000%, 12/01/35 12/25 at 100.00 $ 1,631,621
455 5.125%, 12/01/45 12/25 at 100.00 421,317
4,125 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2005, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call 4,588,898
15,350 Springfield Public Building Corporation, Missouri, Lease Revenue Bonds,
Jordan Valley Park Projects, Series 2000A, 0.000%, 6/01/30 - AMBAC
Insured
No Opt. Call 11,762,854
TOTAL MISSOURI 59,085,268
MONTANA - 0.5% (0.3% of Total Investments)
Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A
:
1,175 5.250%, 5/15/37 5/25 at 102.00 1,096,974
375 5.250%, 5/15/47 5/25 at 102.00 322,013
Montana Board of Housing, Single Family Mortgage Bonds, Series 2023A
:
3,085 4.550%, 12/01/48 12/32 at 100.00 3,109,304
2,250 4.700%, 6/01/53 12/32 at 100.00 2,258,647
2,000 Montana Board of Housing, Single Family Mortgage Bonds, Series 2023B,
4.875%, 12/01/48
12/32 at 100.00 2,036,423
Montana Board of Housing, Single Family Mortgage Bonds, Series 2023C
:
2,200 4.600%, 12/01/43 12/32 at 100.00 2,230,397
1,000 4.850%, 12/01/48 12/32 at 100.00 1,019,709
Montana Board of Housing, Single Family Mortgage Bonds, Series 2024A
:
2,215 4.600%, 12/01/49 6/33 at 100.00 2,220,861
430 4.650%, 6/01/54 6/33 at 100.00 428,957
TOTAL MONTANA 14,723,285
NEBRASKA - 1.1% (0.7% of Total Investments)
Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015
:
2,125 4.125%, 11/01/36 11/25 at 100.00 2,114,001
1,765 5.000%, 11/01/45 11/25 at 100.00 1,778,485
3,865 5.000%, 11/01/48 11/25 at 100.00 3,888,578
7,825 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.700%, 9/01/43
3/29 at 100.00 6,210,744
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A
:
5,000 (f) 4.550%, 9/01/48, (UB) 3/32 at 100.00 5,023,779
5,000 (f) 4.600%, 9/01/53, (UB) 3/32 at 100.00 4,970,314
3,250 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023C, 4.650%, 9/01/48
9/32 at 100.00 3,259,702
6,800 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding & Improvement
Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 6,606,855
TOTAL NEBRASKA 33,852,458
NEVADA - 1.1% (0.7% of Total Investments)
410 (c) Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A,
5.000%, 12/15/38
12/25 at 100.00 411,756
Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-21 Black Mountain Ranch, Series 2022
:
740 3.500%, 9/01/45 9/31 at 100.00 597,815

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEVADA (continued)
$ 495 4.000%, 9/01/51 9/31 at 100.00 $ 432,083
20,995 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49
7/28 at 100.00 19,883,974
2,150 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/36
7/27 at 100.00 2,173,658
780 (c) Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park
Tourism Improvement District, Series 2016, 4.375%, 6/15/35
8/24 at 100.00 762,641
500 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A,
5.000%, 7/15/37
7/25 at 100.00 503,025
3,950 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A,
4.000%, 6/01/43
12/28 at 100.00 3,840,155
2,500 (c) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58
7/38 at 31.26 354,067
3,210 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds,
Series 2020, 5.000%, 7/01/51
7/30 at 100.00 3,238,363
TOTAL NEVADA 32,197,537
NEW HAMPSHIRE - 1.5% (0.9% of Total Investments)
11,655 National Finance Authority, New Hampshire, Hospital Facilities Revenue
Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A, 4.000%,
5/01/51
5/31 at 100.00 11,042,180
11,772 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-1 Class A, 4.375%, 9/20/36
No Opt. Call 11,864,926
2,807 National Finance Authority, New Hampshire, Municipal Certificates Social
Series 2024-2 Class A, 3.625%, 8/20/39
No Opt. Call 2,629,032
5,000 (c) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018B, 4.625%, 11/01/42
9/24 at 100.00 4,731,075
5,630 (c) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40)
7/25 at 100.00 4,715,578
500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Kendal at Hanover, Series 2016, 5.000%, 10/01/40
10/26 at 100.00 510,043
2,350 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2023D, 5.125%, 7/01/53
7/32 at 100.00 2,436,346
4,000 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2024A, 4.650%, 7/01/49
1/33 at 100.00 4,024,728
2,800 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2024C, 4.625%, 7/01/48
1/33 at 100.00 2,817,923
TOTAL NEW HAMPSHIRE 44,771,831
NEW JERSEY - 5.5% (3.4% of Total Investments)
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB
:
34,310 (e) 5.500%, 6/15/29, (Pre-refunded 12/15/26) 12/26 at 100.00 36,450,282
2,110 (e) 5.500%, 6/15/30, (Pre-refunded 12/15/26) 12/26 at 100.00 2,241,623
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1
:
6,835 5.500%, 9/01/24 - AMBAC Insured No Opt. Call 6,847,802
5,045 5.500%, 9/01/28 - NPFG Insured No Opt. Call 5,527,291

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW
:
$ 11,335 (e) 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 $ 11,565,976
655 (e) 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 668,347
2,050 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call 1,890,605
20,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/33 - AGM Insured
No Opt. Call 14,367,956
10,970 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/44
8/24 at 100.00 10,973,638
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:
13,690 4.750%, 6/15/38 6/25 at 100.00 13,795,791
7,935 5.000%, 6/15/45 6/25 at 100.00 7,990,172
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.250%, 6/15/43
12/28 at 100.00 5,254,645
33,200 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-
1, 5.250%, 1/01/26 - AGM Insured
No Opt. Call 33,957,820
5,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 4.000%, 11/01/50
11/30 at 100.00 4,790,626
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
1,420 5.000%, 6/01/46 6/28 at 100.00 1,453,694
1,580 5.250%, 6/01/46 6/28 at 100.00 1,636,950
2,970 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 2,987,280
1,330 Washington Township Board of Education, Mercer County, New Jersey,
General Obligation Bonds, Series 2005, 5.250%, 1/01/26 - AGM Insured
No Opt. Call 1,365,214
TOTAL NEW JERSEY 163,765,712
NEW MEXICO - 0.2% (0.1% of Total Investments)
3,345 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 2,314,347
1,055 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2023C, 4.650%, 9/01/48
9/32 at 100.00 1,060,981
Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2019A
:
670 5.000%, 5/15/44 5/26 at 103.00 650,286
1,200 5.000%, 5/15/49 5/26 at 103.00 1,128,500
1,000 (c) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.250%, 5/01/40
5/29 at 103.00 944,995
TOTAL NEW MEXICO 6,099,109
NEW YORK - 9.0% (5.4% of Total Investments)
Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A
:
1,000 6.400%, 2/01/43 2/33 at 100.00 1,030,355
2,270 6.650%, 2/01/53 2/33 at 100.00 2,341,241
10,400 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A, 5.000%, 11/01/48
11/33 at 100.00 11,508,593
13,965 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45
9/25 at 100.00 14,012,270

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 1,350 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55
12/30 at 100.00 $ 1,454,595
9,320 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55
12/30 at 100.00 8,767,380
7,390 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/55
12/30 at 100.00 6,431,014
14,215 (f) Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52, (UB)
5/32 at 100.00 14,137,032
9,700 Dormitory Authority of the State of New York, Revenue Bonds, Columbia
University, Series 2017A, 5.000%, 10/01/47
No Opt. Call 11,488,255
4,070 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 4,083,557
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015
:
2,700 (c) 5.000%, 12/01/40 6/25 at 100.00 2,631,606
5,600 (c) 5.000%, 12/01/45 6/25 at 100.00 5,235,854
2,095 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 2,182,942
2,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 5.570%, 2/01/41
2/30 at 100.00 2,062,940
2,695 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 2,706,099
2,965 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 3,030,517
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A
:
400 5.530%, 2/01/40 2/30 at 100.00 390,255
1,270 5.730%, 2/01/50 2/30 at 100.00 1,208,037
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
1,210 4.450%, 2/01/41 2/30 at 100.00 1,023,152
2,380 4.600%, 2/01/51 2/30 at 100.00 1,879,827
1,140 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Green Series 2024A, 4.000%, 11/15/51
11/34 at 100.00 1,108,381
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
2,790 5.000%, 11/15/50 5/30 at 100.00 2,917,990
3,155 5.250%, 11/15/55 5/30 at 100.00 3,325,060
5,910 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-2, 4.000%, 11/15/47
11/30 at 100.00 5,735,170
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49
11/30 at 100.00 4,814,677
3,805 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Refunding Series 2024A, 4.000%, 11/15/48 - BAM Insured
5/34 at 100.00 3,703,212
2,210 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call 2,220,081

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 4,440 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 4.000%,
11/15/45
11/30 at 100.00 $ 4,342,082
3,585 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 3,054,148
1,000 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014, 5.000%, 7/01/31
9/24 at 100.00 1,000,629
20,000 New York City Housing Development Corporation, New York,  Sustainable
Impact Revenue Bonds, Williamsburg Housing Preservation LP, Series
2020A, 2.800%, 2/01/50
2/28 at 100.00 14,391,326
5,000 New York City Housing Development Corporation, New York, House
Impact Revenue Bonds, Green Series 2023A, 4.800%, 2/01/53
8/31 at 100.00 5,063,370
11,570 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2016
Series BB-1, 5.000%, 6/15/46
6/25 at 100.00 11,683,613
10,000 (f) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series DD, 4.125%, 6/15/46, (UB)
6/33 at 100.00 9,954,099
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024D-1, 5.000%, 11/01/38
5/34 at 100.00 5,716,939
5 New York City, New York, General Obligation Bonds, Fiscal Series 2005M,
5.000%, 4/01/26 - FGIC Insured
9/24 at 100.00 5,007
28,615 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 28,643,672
20,875 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.125%, 9/15/50
3/30 at 100.00 16,773,643
2,560 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second Priority
Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 2,307,488
3,500 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 3.050%,
11/01/49
5/28 at 100.00 2,778,708
6,290 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Sustainability Green Series 2024C-1, 4.500%, 11/01/49
5/32 at 100.00 6,301,055
6,500 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 211, 3.750%, 10/01/43
4/27 at 100.00 6,079,203
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 252
:
2,140 4.550%, 10/01/48 4/33 at 100.00 2,157,623
2,000 4.650%, 10/01/53 4/33 at 100.00 2,000,163
1,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2022A, 4.000%, 11/15/52
11/32 at 100.00 974,774
4,500 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2023B-1, 5.250%, 11/15/53
11/33 at 100.00 4,974,450
9,560 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 4.000%, 5/15/57
11/32 at 100.00 9,276,412
7,110 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 6,321,054
TOTAL NEW YORK 265,229,550

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NORTH CAROLINA - 0.7% (0.4% of Total Investments)
$ 1,115 Holly Springs, North Carolina, Enterprise Systems Revenue Bonds, Series
2024, 4.000%, 11/01/49
11/34 at 100.00 $ 1,099,199
North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement Series 54-A
:
4,160 4.700%, 7/01/50 1/33 at 100.00 4,198,332
2,500 4.800%, 1/01/55 1/33 at 100.00 2,522,955
North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement Social Series 53-A
:
3,305 4.375%, 7/01/44 7/32 at 100.00 3,344,266
5,000 4.550%, 1/01/50 7/32 at 100.00 5,057,388
1,795 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, Series 52-A, 4.900%, 7/01/43
7/32 at 100.00 1,860,469
2,150 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Aldersgate United Retirement Community Inc.,
Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 1,666,579
TOTAL NORTH CAROLINA 19,749,188
NORTH DAKOTA - 2.3% (1.4% of Total Investments)
9,950 Cass County, North Dakota, Health Care Facilities Revenue Bonds,
Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/48
2/28 at 100.00 9,590,083
4,525 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 4,553,962
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021
:
1,000 3.000%, 12/01/46 - AGM Insured 12/31 at 100.00 801,986
5,000 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 3,823,244
1,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%,
12/01/36
12/26 at 100.00 972,135
2,000 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023A,, 5.000%, 5/01/48
5/31 at 100.00 1,963,799
3,820 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.500%, 7/01/44
1/30 at 100.00 2,817,998
980 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2022F, 4.250%, 1/01/47
1/32 at 100.00 958,292
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023A, 4.700%, 7/01/47
7/32 at 100.00 1,006,292
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023D
:
1,500 4.500%, 7/01/43 7/32 at 100.00 1,509,436
560 4.550%, 7/01/48 7/32 at 100.00 564,074
2,750 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023F, 5.100%, 7/01/48
1/33 at 100.00 2,813,696
1,300 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024A, 4.750%, 1/01/52
7/33 at 100.00 1,322,078
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
8,300 5.000%, 6/01/38 6/28 at 100.00 8,302,124
1,700 5.000%, 6/01/43 6/28 at 100.00 1,663,370
28,050 5.000%, 6/01/53 6/28 at 100.00 25,408,697
2,035 (d) Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013, 7.750%, 9/01/38
9/24 at 100.00 406,896
TOTAL NORTH DAKOTA 68,478,162

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OHIO - 8.7% (5.3% of Total Investments)
$ 2,000 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health Obligated Group, Refunding
Series 2020, 3.000%, 11/15/40
11/30 at 100.00 $ 1,643,586
50,220 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 4,724,602
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
53,660 3.000%, 6/01/48 6/30 at 100.00 41,242,191
8,665 4.000%, 6/01/48 6/30 at 100.00 8,083,213
28,250 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 26,200,759
Centerville, Ohio Health Care Improvement Revenue Bonds, Graceworks
Lutheran Services, Refunding & Improvement Series 2017
:
2,750 5.250%, 11/01/37 11/27 at 100.00 2,761,984
3,200 5.250%, 11/01/47 11/27 at 100.00 3,031,226
4,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 4,091,722
37,150 (f) Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel
Project,  Series 2014, 4.375%, 12/01/44, (UB)
6/24 at 100.00 37,040,939
Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne Healthcare
Project, Series 2019A
:
1,165 4.000%, 9/01/40 9/29 at 100.00 1,012,480
1,750 4.000%, 9/01/45 9/29 at 100.00 1,422,451
2,000 5.000%, 9/01/49 9/29 at 100.00 1,816,692
4,590 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 4,590,592
4,065 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017A, 3.250%, 12/01/42
12/27 at 100.00 3,530,144
Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007
:
4,380 5.250%, 12/01/27 - AGM Insured No Opt. Call 4,665,250
6,000 5.250%, 12/01/31 - AGM Insured No Opt. Call 6,698,266
12,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/48
9/24 at 100.00 11,562,248
25,880 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 27,277,380
490 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/50
1/30 at 100.00 509,653
4,275 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.650%,
9/01/54
9/33 at 100.00 4,270,407
1,270 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 1,475,405
20,505 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 21,612,159

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OHIO (continued)
$ 20,480 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call $ 21,585,809
2,965 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 2,519,800
975 Shaker Heights City School District, Ohio, General Obligation Bonds,
School Facilities Improvement Series 2024, 4.375%, 12/15/61
6/34 at 100.00 979,507
1,330 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 1,332,104
9,495 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.750%, 12/01/52
12/32 at 100.00 10,387,821
TOTAL OHIO 256,068,390
OKLAHOMA - 1.0% (0.6% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
3,965 5.500%, 8/15/52 8/28 at 100.00 4,089,780
20,510 5.500%, 8/15/57 8/28 at 100.00 21,102,011
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022
:
1,150 5.500%, 8/15/41 8/32 at 100.00 1,201,387
1,390 5.500%, 8/15/44 8/32 at 100.00 1,436,758
2,340 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/45
11/25 at 102.00 2,359,472
TOTAL OKLAHOMA 30,189,408
OREGON - 0.1% (0.1% of Total Investments)
Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A
:
500 5.125%, 11/15/40 11/25 at 102.00 500,634
220 5.250%, 11/15/50 11/25 at 102.00 212,977
315 5.375%, 11/15/55 11/25 at 102.00 306,831
Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A
:
1,000 (e) 5.400%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 1,003,179
800 (e) 5.500%, 10/01/49, (Pre-refunded 10/01/24) 10/24 at 100.00 802,675
1,000 Oregon State University, General Revenue Bonds, Refunding Series
2024A, 4.250%, 4/01/52
4/34 at 100.00 1,002,093
515 Oregon State, General Obligation Bonds, Veteran's Welfare Series 112
Series 2024E, 4.600%, 12/01/49
12/32 at 100.00 516,378
TOTAL OREGON 4,344,767
PENNSYLVANIA - 4.9% (3.0% of Total Investments)
15,660 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A, 4.000%, 4/01/44
4/28 at 100.00 14,863,940
2,540 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42
5/27 at 100.00 2,546,621

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 13,235 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call $ 13,948,180
9,365 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 8,121,367
18,970 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 12,140,800
Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016
:
2,410 5.125%, 3/15/36 3/27 at 100.00 2,450,962
6,420 5.125%, 3/15/46 3/27 at 100.00 6,438,902
1,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 976,460
9,325 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 9,484,247
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
435 5.000%, 1/01/29 1/25 at 100.00 436,322
395 (e) 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 397,989
170 (e) 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 171,287
1,500 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis
Homes Retirement Community Project, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 1,456,372
1,750 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 1,720,096
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A
:
11,030 (e) 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 11,141,358
1,200 (e) 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 1,212,115
3,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.100%, 10/01/44
4/29 at 100.00 2,872,624
3,415 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-135A, 2.500%, 10/01/50
10/30 at 100.00 2,261,403
4,940 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-145A, 4.600%, 10/01/44
4/33 at 100.00 4,983,116
13,550 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Series 2018A, 5.250%, 12/01/44
12/28 at 100.00 14,389,314
3,205 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 3,230,954
11,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 11,608,890
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 15,178,015
1,965 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 1,865,025
TOTAL PENNSYLVANIA 143,896,359

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO - 7.0% (4.3% of Total Investments)
$ 4,934 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call $ 1,556,274
9,761 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call 2,062,058
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
8,000 (c) 5.000%, 7/01/35 7/30 at 100.00 8,348,970
14,625 (c) 5.000%, 7/01/47 7/30 at 100.00 14,848,758
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
10,090 (c) 5.000%, 7/01/33 7/31 at 100.00 10,625,542
5,000 (c) 5.000%, 7/01/37 7/31 at 100.00 5,234,814
7,510 (c) 4.000%, 7/01/42 7/31 at 100.00 7,077,678
8,070 (c) 4.000%, 7/01/47 7/31 at 100.00 7,345,695
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
2,000 0.000%, 7/01/29 7/28 at 98.64 1,664,397
49 0.000%, 7/01/33 7/28 at 86.06 34,572
837 4.500%, 7/01/34 7/25 at 100.00 838,387
4,729 4.550%, 7/01/40 7/28 at 100.00 4,735,556
50,909 0.000%, 7/01/46 7/28 at 41.38 16,996,779
26,905 0.000%, 7/01/51 7/28 at 30.01 6,548,731
12,805 4.750%, 7/01/53 7/28 at 100.00 12,752,599
24,839 5.000%, 7/01/58 7/28 at 100.00 24,969,435
723 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019B-2, 4.536%, 7/01/53
7/28 at 100.00 695,922
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
11,484 4.329%, 7/01/40 7/28 at 100.00 11,422,211
2,837 4.329%, 7/01/40 7/28 at 100.00 2,821,736
7,002 4.784%, 7/01/58 7/28 at 100.00 6,959,824
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
5,761 5.625%, 7/01/29 No Opt. Call 6,190,314
3,969 5.750%, 7/01/31 No Opt. Call 4,400,096
21,778 0.000%, 7/01/33 7/31 at 89.94 14,692,360
10,302 4.000%, 7/01/33 7/31 at 103.00 10,355,864
8,816 4.000%, 7/01/35 7/31 at 103.00 8,685,385
10,216 4.000%, 7/01/37 7/31 at 103.00 9,953,919
4,417 4.000%, 7/01/41 7/31 at 103.00 4,157,262
1,600 4.000%, 7/01/46 7/31 at 103.00 1,470,354
TOTAL PUERTO RICO 207,445,492
RHODE ISLAND - 2.4% (1.4% of Total Investments)
3,430 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 71, 3.100%, 10/01/44
4/29 at 100.00 2,815,171
11,005 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.550%, 10/01/42
4/31 at 100.00 8,554,869
295,135 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/24 at 19.34 56,007,297
2,055 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 2,062,567
TOTAL RHODE ISLAND 69,439,904

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SOUTH CAROLINA - 2.8% (1.7% of Total Investments)
$ 7,600 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/31 - AMBAC Insured
No Opt. Call $ 5,853,037
1,000 Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series
2024A, 4.250%, 1/01/59
1/34 at 100.00 977,616
1,185 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2022B, 4.350%, 7/01/47
7/31 at 100.00 1,172,597
975 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023A, 4.900%, 7/01/48
7/32 at 100.00 999,424
1,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2024A, 4.625%, 7/01/49
1/33 at 100.00 1,002,513
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A
:
890 5.000%, 4/01/49 4/26 at 103.00 891,039
1,165 4.000%, 4/01/54 4/26 at 103.00 942,688
1,630 5.000%, 4/01/54 4/26 at 103.00 1,610,012
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020
:
400 (c) 5.000%, 1/01/40 1/30 at 100.00 387,042
1,000 (c) 5.000%, 1/01/55 1/30 at 100.00 898,042
South Carolina Jobs-Economic Development Authority, Health Facilities
Revenue Bonds, Lutheran Homes of South Carolina Inc., Refunding Series
2017B
:
1,000 5.000%, 5/01/37 9/24 at 103.00 929,370
750 5.000%, 5/01/42 9/24 at 103.00 657,542
30,325 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 30,392,522
7,565 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 3.000%, 12/01/41
- BAM Insured
12/30 at 100.00 6,422,020
4,985 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 4,989,079
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 4,680,731
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2024B, 5.250%, 12/01/54
12/34 at 100.00 10,797,169
10,170 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55
12/25 at 100.00 10,220,388
TOTAL SOUTH CAROLINA 83,822,831
SOUTH DAKOTA - 0.6% (0.4% of Total Investments)
3,765 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 3,887,777
6,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.500%, 11/01/42
11/30 at 100.00 4,614,314
South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A
:
6,250 (f) 4.350%, 11/01/43, (UB) 11/31 at 100.00 6,298,142
4,000 (f) 4.550%, 5/01/48, (UB) 11/31 at 100.00 4,030,229
TOTAL SOUTH DAKOTA 18,830,462

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TENNESSEE - 0.8% (0.5% of Total Investments)
$ 1,350 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/39
10/24 at 100.00 $ 1,350,543
1,490 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019,
4.000%, 11/15/48
2/29 at 100.00 1,363,074
2,645 (d) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 5.500%, 7/01/37
7/27 at 100.00 1,998,880
4,100 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 4,423,288
830 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.550%, 1/01/45
7/29 at 100.00 614,657
10,000 (f) Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2023-3A, 5.350%, 7/01/48, (UB)
7/32 at 100.00 10,452,928
345 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2024-1A, 4.800%, 7/01/54
1/33 at 100.00 349,847
Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2024-2A
:
1,000 4.600%, 7/01/49 1/33 at 100.00 1,002,720
1,200 4.650%, 7/01/54 1/33 at 100.00 1,198,745
1,500 (f) Tennessee Housing Development Agency, Residential Finance Program
Bonds, Tender Option Bond Trust Series 2023-XL0448, 4.550%, 7/01/48,
(UB)
7/32 at 100.00 1,510,911
TOTAL TENNESSEE 24,265,593
TEXAS - 14.2% (8.6% of Total Investments)
5,480 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 5,540,982
1,160 Bexar County, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2023, 4.000%, 6/15/46
6/33 at 100.00 1,135,612
2,500 Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas,
Hospital Mortgage Revenue Bonds, Refunding & Improvement Series
2015, 5.000%, 12/01/45
12/25 at 100.00 2,281,918
16,280 (f) Board of Regents of the University of Texas System, Revenue Financing
System Bonds, Series 2019B, 5.000%, 8/15/49, (UB)
No Opt. Call 19,299,593
2,125 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 7.250%, 9/01/45
3/25 at 101.00 2,169,569
3,745 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
3/25 at 101.00 3,824,010
335 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 6.250%, 9/01/45
3/25 at 100.00 335,253
3,335 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020E, 5.000%, 1/01/45
1/30 at 100.00 3,503,830
5,390 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2021B, 5.000%, 1/01/46
1/31 at 100.00 5,701,153
13,685 (e) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 13,940,246
6,375 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2016, 3.375%, 1/01/41
1/26 at 100.00 5,704,681

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2013A
:
$ 765 4.350%, 12/01/42 9/24 at 100.00 $ 729,778
685 4.400%, 12/01/47 9/24 at 100.00 630,831
4,000 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45
6/25 at 100.00 4,006,457
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016
:
300 5.750%, 9/01/28 3/25 at 102.00 306,249
685 6.500%, 9/01/46 3/25 at 102.00 699,320
400 (e) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 400,615
12,000 (f) Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 12,943,984
5,000 East Central Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2024, 4.000%, 8/15/54
8/33 at 100.00 4,759,257
1,260 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
9/24 at 100.00 1,260,239
6,010 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
9/24 at 100.00 6,010,611
2,490 Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City of
Sherman Project Series 2023A, 4.375%, 10/01/53 - BAM Insured
10/32 at 100.00 2,464,344
3,065 Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City of
Sherman Project Series 2024, 4.375%, 10/01/54 - BAM Insured
10/33 at 100.00 3,033,768
6,410 Greenville, Texas, General Obligation Bonds, Series 2024, 4.125%,
2/15/51 - AGM Insured
2/34 at 100.00 6,231,728
1,620 Greenwood Independent School District, Midland County, Texas, School
Building Bonds, Series 2024, 4.000%, 2/15/54
2/33 at 100.00 1,547,921
3,105 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 3,127,098
1,000 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement, Green Series 2023A, 4.000%, 9/15/48
9/33 at 100.00 982,332
5,280 Harris County, Texas, General Obligation Bonds, Permanent Improvement
Series 2024, 4.000%, 9/15/49, (WI/DD)
9/34 at 100.00 5,068,481
4,080 (c) Harris County, Texas, General Obligtion Toll Road Revenue Bonds, Tender
Option Bond Trust 2015-XF0074, 7.046%, 8/15/32 - AGM Insured, (IF)
No Opt. Call 6,052,825
3,630 Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien
Series 2024A, 4.000%, 8/15/54
8/34 at 100.00 3,473,057
6,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/48
11/31 at 44.13 1,880,336
3,775 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/53
11/24 at 100.00 3,776,431
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:
14,055 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 7,722,722
1,940 (e) 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 1,068,944
Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A
:
2,295 0.000%, 12/01/42 12/31 at 68.27 960,152
3,000 0.000%, 12/01/43 12/31 at 65.48 1,181,354
3,000 0.000%, 12/01/44 12/31 at 62.57 1,123,303

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 4,000 0.000%, 12/01/45 12/31 at 59.85 $ 1,424,130
7,165 0.000%, 12/01/46 12/31 at 57.36 2,425,130
7,580 0.000%, 12/01/47 12/31 at 55.10 2,410,950
7,095 0.000%, 12/01/48 12/31 at 52.91 2,138,398
7,550 0.000%, 12/01/49 12/31 at 50.78 2,144,789
5,140 0.000%, 12/01/50 12/31 at 48.73 1,382,276
4,000 0.000%, 12/01/51 12/31 at 46.73 1,017,927
5,000 Houston Higher Education Finance Corporation, Texas, Education
Revenue Bonds, KIPP, Inc., Refunding Series 2015, 4.000%, 8/15/44
8/25 at 100.00 4,853,152
1,725 Houston Higher Education Finance Corporation, Texas, Revenue Bonds,
Rice University, Series 2024, 5.000%, 5/15/34
No Opt. Call 2,020,174
Houston, Texas, General Obligation Bonds, Refunding Series 2024A
:
7,185 5.250%, 3/01/49 3/34 at 100.00 7,899,761
6,890 4.125%, 3/01/51 3/34 at 100.00 6,655,337
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
4,090 0.000%, 9/01/26 - AMBAC Insured No Opt. Call 3,801,917
4,865 0.000%, 9/01/27 - AGM Insured No Opt. Call 4,359,863
4,715 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2015, 5.000%, 9/01/40
9/24 at 100.00 4,718,153
17,000 (e) Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM Insured, (ETM)
No Opt. Call 20,657,473
1,000 Humble Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2024, 4.000%, 2/15/54
2/34 at 100.00 952,484
11,045 Hutto, Texas, Certificates of Obligation Bonds, Combination Tax &
Waterworks & Sewer System Revenue Series 2024, 4.125%, 8/01/49 -
BAM Insured
8/34 at 100.00 10,684,192
2,110 Judson Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2024, 4.000%, 2/01/53
2/34 at 100.00 2,016,180
5,505 Katy Independent School District, Harris, Fort Bend and Waller Counties,
Texas, General Obligation Bonds, School Building Series 2024, 4.000%,
2/15/54
2/33 at 100.00 5,268,982
940 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/30
8/25 at 100.00 948,693
4,045 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Refunding Series 2024,
4.000%, 2/15/54, (WI/DD)
2/34 at 100.00 3,868,126
6,665 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023A, 5.000%,
2/15/58
2/33 at 100.00 7,124,862
1,000 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2015, 5.000%, 5/15/45
5/25 at 100.00 1,007,404
3,095 Mansfield Independent School District, Tarrant and Johnson Counties,
Texas, General Obligation Bonds, School Building Series 2024, 4.000%,
2/15/54
2/33 at 100.00 2,972,370
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
3,095 5.750%, 12/01/33 12/25 at 100.00 3,119,179
3,125 6.125%, 12/01/38 12/25 at 100.00 3,153,273
4,510 Midland Independent School District, Midland County, Texas, General
Obligation Bonds, School Building Series 2024, 4.000%, 2/15/54
2/33 at 100.00 4,338,663

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 2,355 New Braunfels, Comal County, Texas, Utility System Revenue Bonds,
Refunding Series 2024, 4.000%, 7/01/55
7/34 at 100.00 $ 2,201,701
1,590 New Caney Independent School District, Montgomery County, Texas,
General Obligation Bonds, School Building Series 2024, 4.000%, 2/15/49
2/34 at 100.00 1,546,858
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series
2016
:
2,335 5.000%, 11/01/46 8/24 at 103.00 1,935,289
6,015 5.000%, 11/01/51 8/24 at 103.00 4,856,207
745 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.500%, 1/01/43
1/25 at 100.00 667,835
210 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A,
5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 216,088
4,530 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
8/24 at 100.00 4,364,351
820 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation -
San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 843,100
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
2,590 (e) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 3,158,311
3,910 (e) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 4,789,588
2,000 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 2,007,578
610 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
9/24 at 100.00 609,953
1,080 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Saint Edward?s University Project, Series 2016, 4.000%,
6/01/41
6/26 at 100.00 958,851
1,000 San Antonio, Texas, Electric and Gas Systems Revenue Bonds, Refunding
New Series 2023B, 4.000%, 2/01/43
8/33 at 100.00 1,001,916
19,755 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 18,239,246
11,540 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/47
8/26 at 100.00 11,722,519
1,000 Texas A&M University, Financing System Revenue Bonds, Series 2024A,
4.000%, 5/15/49
5/34 at 100.00 983,773
3,955 Texas City Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, NRG Energy, inc. Project, Fixed Rate Series
2012, 4.125%, 12/01/45
2/25 at 100.00 3,624,587
4,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2024A, 5.000%, 1/01/49
1/33 at 100.00 4,110,406
2,565 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/43
9/27 at 100.00 2,567,477
Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A
:

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 7,155 2.250%, 9/01/46 3/30 at 100.00 $ 4,807,550
6,905 2.350%, 9/01/51 3/30 at 100.00 4,590,798
2,415 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2023A, 4.600%, 9/01/43
9/32 at 100.00 2,448,263
4,000 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2023C, 5.125%, 9/01/53
9/32 at 100.00 4,149,538
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
5,810 4.000%, 12/31/36 12/30 at 100.00 5,859,853
2,735 4.000%, 6/30/37 12/30 at 100.00 2,754,357
3,945 Texas State University System, Financing Revenue Bonds, Refunding
Series 2024, 4.000%, 3/15/49
3/34 at 100.00 3,837,845
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2015B
:
11,280 0.000%, 8/15/36 11/24 at 60.16 6,727,946
10,000 0.000%, 8/15/37 11/24 at 57.48 5,698,430
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C
:
5,230 5.000%, 8/15/37 11/24 at 100.00 5,254,119
31,775 5.000%, 8/15/42 11/24 at 100.00 31,921,537
5,500 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 5,613,984
4,400 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call 4,241,314
1,000 Waxahachie Independent School District, Ellis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.250%, 2/15/53
8/33 at 100.00 1,000,601
500 Ysleta Independent School District Public Facility Corporation, Texas,
Lease Revenue Refunding Bonds, Series 2001, 5.375%, 11/15/24 -
AMBAC Insured
5/24 at 100.00 502,554
TOTAL TEXAS 418,057,145
UTAH - 0.8% (0.5% of Total Investments)
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
510 (c) 3.750%, 3/01/41 9/26 at 103.00 452,245
1,095 (c) 4.000%, 3/01/51 9/26 at 103.00 926,640
5,085 (c) Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 6.000%, 3/01/53
9/27 at 103.00 5,017,406
3,360 (c) MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.500%, 6/01/51
12/26 at 103.00 2,675,564
500 (c) Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51
2/26 at 103.00 369,752
Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024A
:
2,185 4.750%, 1/01/44 7/32 at 100.00 2,225,834
1,735 5.000%, 1/01/54 7/32 at 100.00 1,782,138
8,555 Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024E,
4.700%, 1/01/50
7/32 at 100.00 8,629,920
TOTAL UTAH 22,079,499

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
VERMONT - 0.1% (0.1% of Total Investments)
$ 1,835 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/45
5/28 at 103.00 $ 1,621,282
1,080 Vermont Housing Finance Agency, Multiple Purpose Bonds, Social Series
2023E, 4.800%, 11/01/43
11/32 at 100.00 1,114,481
TOTAL VERMONT 2,735,763
VIRGIN ISLANDS - 0.2% (0.1% of Total Investments)
1,695 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
9/24 at 100.00 1,712,416
4,715 (c) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52
10/29 at 104.00 4,551,737
TOTAL VIRGIN ISLANDS 6,264,153
VIRGINIA - 1.7% (1.0% of Total Investments)
565 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Refunding Series 2024, 4.000%, 7/15/47 - AGM Insured
7/34 at 100.00 550,472
Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015
:
1,180 (e) 5.300%, 3/01/35, (Pre-refunded 3/01/25) 3/25 at 100.00 1,194,289
1,085 (e) 5.600%, 3/01/45, (Pre-refunded 3/01/25) 3/25 at 100.00 1,100,004
5,000 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2020A, 5.000%, 7/01/60
7/30 at 100.00 5,299,750
9,580 Isle Economic Development Authority, Wight County, Virginia, Health
System Revenue Bonds, Riverside Health System Series 2023, 4.750%,
7/01/53 - AGM Insured
7/33 at 100.00 10,008,317
James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A
:
1,115 4.000%, 12/01/40 12/27 at 103.00 1,011,211
2,690 4.000%, 12/01/50 12/27 at 103.00 2,196,443
2,000 (c) Peninsula Town Center Community Development Authority, Virginia,
Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/45
9/27 at 100.00 2,001,290
1,000 (c) Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.250%, 7/01/35
7/25 at 100.00 985,272
9,660 Virginia Commonwealth University Health System Authority, General
Revenue Bonds, Series 2024A, 4.000%, 7/01/54
7/34 at 100.00 9,259,880
Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023C
:
1,000 4.700%, 7/01/43 7/32 at 100.00 1,023,200
1,070 4.950%, 1/01/54 7/32 at 100.00 1,095,553
Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-I
:
550 4.550%, 10/01/49 4/33 at 100.00 547,401
1,350 4.600%, 10/01/54 4/33 at 100.00 1,337,638
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023D, 4.700%, 8/01/48
8/32 at 100.00 1,522,748
10,435 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 10,028,342
1,970 (c) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41
4/28 at 112.76 1,991,274
TOTAL VIRGINIA 51,153,084

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WASHINGTON - 1.3% (0.8% of Total Investments)
$ 5,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/38
7/25 at 100.00 $ 5,061,548
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014C
:
4,120 5.000%, 10/01/44 10/24 at 100.00 4,120,463
880 (e) 5.000%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 882,147
Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct,
Refunding Series 2016A
:
5,450 (c) 5.000%, 1/01/46 1/25 at 102.00 4,803,446
3,650 (c) 5.000%, 1/01/51 1/25 at 102.00 3,105,067
21,510 (f) Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C, 0.000%, 6/01/28 - NPFG Insured, (UB)
No Opt. Call 18,996,556
TOTAL WASHINGTON 36,969,227
WEST VIRGINIA - 0.5% (0.3% of Total Investments)
1,900 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.500%,
6/01/37
6/27 at 100.00 1,944,691
435 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43
6/31 at 100.00 388,387
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/43
1/29 at 100.00 1,015,788
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A
:
2,750 (f) 4.250%, 6/01/47, (UB) 6/33 at 100.00 2,721,778
5,000 (f) 4.375%, 6/01/53, (UB) 6/33 at 100.00 4,919,487
3,000 West Virginia Housing Development Fund, Housing Finance Revenue
Bonds, Social Series 2023D, 4.600%, 11/01/43
11/32 at 100.00 3,040,966
2,000 West Virginia Housing Development Fund, Housing Finance Revenue
Bonds, Social Series 2024A, 4.550%, 11/01/49
5/33 at 100.00 1,990,366
TOTAL WEST VIRGINIA 16,021,463
WISCONSIN - 4.6% (2.8% of Total Investments)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A
:
1,750 (c) 5.000%, 2/01/36 2/26 at 100.00 1,745,458
305 (c) 5.125%, 2/01/46 2/26 at 100.00 288,325
1,715 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%,
6/15/49
6/26 at 100.00 1,537,466
500 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.125%,
6/15/47
9/24 at 100.00 461,076
1,480 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36
5/26 at 100.00 1,480,983
6,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A, 5.625%,
6/15/37
8/24 at 100.00 5,778,920

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A
:
$ 1,000 (c) 5.500%, 6/15/37 6/27 at 100.00 $ 1,024,440
1,790 (c) 5.625%, 6/15/47 6/27 at 100.00 1,811,836
1,500 (c) Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/53
6/33 at 100.00 1,539,900
14,030 Public Finance Authority of Wisconsin, Health Care System Revenue
Bonds, Cone Health, Series 2022A, 4.000%, 10/01/52
10/32 at 100.00 13,302,827
35,100 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%,
12/01/50
12/27 at 100.00 35,105,598
1,700 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 7.000%, 10/01/47
10/27 at 100.00 170,000
Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A
:
865 5.000%, 12/01/27 No Opt. Call 874,859
1,815 5.200%, 12/01/37 12/27 at 100.00 1,852,041
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
1,225 (c) 5.000%, 4/01/40 4/30 at 100.00 1,268,271
75 (c),(e) 5.000%, 4/01/40, (Pre-refunded 4/01/30) 4/30 at 100.00 82,736
4,520 (c) 5.000%, 4/01/50 4/30 at 100.00 4,579,753
245 (c),(e) 5.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 270,272
5,625 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48
6/26 at 100.00 5,627,440
2,500 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.050%, 11/01/30
5/26 at 100.00 2,467,276
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012
:
11,000 5.000%, 6/01/32 9/24 at 100.00 11,006,063
1,000 5.000%, 6/01/39 9/24 at 100.00 1,000,457
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021
:
2,405 4.000%, 10/01/51 10/28 at 102.00 1,857,098
3,845 4.000%, 10/01/61 10/28 at 102.00 2,793,996
1,450 (c) Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40
6/26 at 100.00 1,457,684
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, American Baptist Homes of the Midwest Obligated Group,
Refunding Series 2017, 5.000%, 8/01/37
9/24 at 103.00 765,631
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014
:
1,000 5.375%, 10/01/44 9/24 at 101.00 980,029
1,500 5.500%, 10/01/49 9/24 at 101.00 1,444,524
3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 3,014,129
3,275 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 2,395,205
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/34
8/24 at 100.00 999,999
1,850 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/54
11/26 at 103.00 1,577,146

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 10,520 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49
12/29 at 100.00 $ 9,784,745
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014
:
2,565 5.000%, 12/01/44 9/24 at 101.00 2,310,311
1,775 5.250%, 12/01/49 9/24 at 101.00 1,617,621
7,500 (f) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024A, 4.750%, 9/01/50, (UB)
3/33 at 100.00 7,596,612
Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A
:
2,800 3.150%, 11/01/44 11/28 at 100.00 2,273,190
3,000 3.200%, 11/01/49 11/28 at 100.00 2,398,742
TOTAL WISCONSIN 136,542,659
WYOMING - 0.2% (0.1% of Total Investments)
2,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 1, 4.400%, 12/01/43
6/32 at 100.00 2,499,974
3,585 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 3, 4.700%, 12/01/43
6/32 at 100.00 3,672,282
TOTAL WYOMING 6,172,256
TOTAL MUNICIPAL BONDS
(cost $4,819,275,285) 4,803,096,593
Shares Description (a) Value
X –
COMMON STOCKS - 1 .6% ( 1 .0 % of Total Investments) X 46,598,283
UTILITIES - 1.6% (1.0% of Total Investments)
19,359 (g),(i),(j) Vistra Vision LLC $ 46,598,283
TOTAL UTILITIES 46,598,283
TOTAL COMMON STOCKS
(cost $15,015,822) 46,598,283
TOTAL LONG-TERM INVESTMENTS
(cost $4,834,291,107) 4,849,694,876
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 0.9% (0.5% of Total Investments)
–
MUNICIPAL BONDS - 0 .9% ( 0 .5 % of Total Investments) X 25,945,000
MICHIGAN - 0.7% (0.4% of Total Investments)
$ 20,745 (k) Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2023I, 3.710%, 4/15/58
7/24 at 100.00 $ 20,745,000
TOTAL MICHIGAN 20,745,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA - 0.2% (0.1% of Total Investments)
$ 5,200 (k) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2023B, 3.650%, 12/01/43
7/24 at 100.00 $ 5,200,000
TOTAL PENNSYLVANIA 5,200,000
TOTAL MUNICIPAL BONDS
(cost $25,945,000) 25,945,000
TOTAL SHORT-TERM INVESTMENTS
(cost $25,945,000) 25,945,000
TOTAL INVESTMENTS (cost $ 4,860,236,107 ) - 165 .0% 4,875,639,876
FLOATING RATE OBLIGATIONS - (7.0)% (206,940,000)
MFP SHARES, NET - (17.5)%(l) (515,770,940)
VRDP SHARES, NET - (41.8)%(m) (1,234,028,497)
OTHER ASSETS & LIABILITIES, NET -  1.3% 36,018,017
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,954,918,456
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,803,067,185 $ 29,408 $ 4,803,096,593
Common Stocks – – 46,598,283 46,598,283
Short-Term Investments:
Municipal Bonds – 25,945,000 – 25,945,000
Total
$ – $ 4,829,012,185 $ 46,627,691 $ 4,875,639,876

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NVG
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 3
Municipals Common Stocks
Balance at the beginning of period $65,578 $-
Gains (losses):
Net realized gains (losses) 280 -
Change in net unrealized appreciation (depreciation) (280) -
Purchases at cost 857 -
Sales at proceeds (37,027) -
Net discounts (premiums) - -
Transfers into - 46,598,283
Transfers (out of) - -
Balance at the end of period $29,408 $46,598,283
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(280) $(7,112,070)
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range Weighted Average
NVG Municipal Bonds $29,408 Expected Recovery Recovery Proceeds 100% N/A
Common Stocks 46,598,283 Enterprise Value EBITDA Multiples 10.00-12.00 N/A
Total $46,627,691
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
NVG
Common Stocks $- $- $- $(46,598,283) $46,598,283 $-
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $563,020,722 or 11.5% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(i) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.  On September 18, 2024, Vistra and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its membership interest in Vistra Vision, Nuveen will receive a series of cash payments from Vistra over a two-year period from December 2024 through December 2026.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(l) MFP Shares, Net as a percentage of Total Investments is 10.6%.
(m) VRDP Shares, Net as a percentage of Total Investments is 25.3%.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

WI/DD When-issued or delayed delivery security.